SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2019
Share Capital Tables Abstract
Issued and outstanding common shares continuity
	Number of
	Common
(in thousands except share amounts)	Shares

Balance-January 1, 2018	559,183,209	$1,310,473
Issued for cash:
Share issue proceeds	4,950,495	5,000
Share issue costs	-	(451)
Acquisition-Wheeler River additional interest (note 12)	24,615,000	17,231
Acquisition-Wheeler River additional interest–transaction costs (note 12)	426,382	298
Flow-through share premium liability (note 16)	-	(1,337)
	29,991,877	20,741
Balance-December 31, 2018	589,175,086	$1,331,214

Issued for cash:
Share issue proceeds	6,934,500	4,715
Share issue costs	-	(423)
Share option exercises	663,150	405
Share option exercises-fair value adjustment	-	140
Share unit exercises-fair value adjustment	433,333	299
Acquisition-Murphy Lake additional interest (note 12)	32,262	19
Flow-through share premium liability (note 16)	-	(902)
Share cancellations	(46,178)	-
	8,017,067	4,253
Balance-December 31, 2019	597,192,153	$1,335,467